Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Borrowings.
Schedule of Borrowings

Amounts in US$ ‘000	2025	2024
Notes due 2030
Nominal amount	441,679	—
Unamortized debt issuance costs	(3,469)	—
Accrued interests	16,095	—
	454,305	—
Notes due 2027
Nominal amount	94,667	500,000
Unamortized debt issuance costs	(797)	(7,993)
Accrued interests	2,372	12,528
	96,242	504,535

Local debt in Colombia	3,000	—

Local debt in Argentina (a)	—	9,798

Total borrowings	553,547	514,333

Classified as follows:
Current	18,467	22,326
Non-current	535,080	492,007
(a)	Fully repaid in July 2025.